Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified							12 Months Ended						12 Months Ended						12 Months Ended
	Mar. 31, 2014 Overseas Pension Plans Defined Benefit	Mar. 31, 2013 Overseas Pension Plans Defined Benefit	Mar. 31, 2012 Overseas Pension Plans Defined Benefit	Mar. 31, 2014 Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2013 Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2012 Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2013 Japanese Government Bond Securities Overseas Pension Plans Defined Benefit	Mar. 31, 2014 Japanese Government Bond Securities Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2013 Japanese Municipal Bonds Securities Overseas Pension Plans Defined Benefit	Mar. 31, 2014 Japanese Municipal Bonds Securities Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2013 Japanese Corporate Bonds Securities Overseas Pension Plans Defined Benefit	Mar. 31, 2013 Japanese Corporate Bonds Securities Overseas Pension Plans Defined Benefit ORIX JREIT Inc.	Mar. 31, 2014 Japanese Corporate Bonds Securities Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2014 Japanese Corporate Bonds Securities Domestic Pension Plans Of Foreign Entity Defined Benefit ORIX JREIT Inc.	Mar. 31, 2013 Japanese Companies Equity Securities Overseas Pension Plans Defined Benefit	Mar. 31, 2013 Japanese Companies Equity Securities Overseas Pension Plans Defined Benefit ORIX JREIT Inc.	Mar. 31, 2014 Japanese Companies Equity Securities Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2014 Japanese Companies Equity Securities Domestic Pension Plans Of Foreign Entity Defined Benefit ORIX JREIT Inc.	Mar. 31, 2013 Foreign Government Bonds Domestic Pension Plans Of Foreign Entity Defined Benefit	Mar. 31, 2013 Debt Securities Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 62,042	¥ 3,825	¥ 3,040	¥ 104,984	¥ 93,144	¥ 82,905					¥ 107	¥ 41	¥ 46	¥ 20	¥ 12	¥ 179	¥ 25	¥ 181
Pension plan assets investment allocation in pooled funds							70.00%	70.00%	10.00%	10.00%	20.00%		20.00%						90.00%	10.00%